Patent Licenses (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Future Amortization Expense Related to Intangible Assets Subject to Amortization

At December 31, 2015, future amortization expense related to the intangible assets subject to amortization is expected to be as follows (in thousands):

Amount
2016	$115
2017	115
2018	115
2019	81
2020	65
Thereafter	2,687
Total	$3,178